UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-4204
                                            --------

               PC&J Preservation Fund
               ----------------------
     (Exact name of registrant as specified in charter)

     120 West Third Street, Suite 300, Dayton, Ohio  45402-1819
     ----------------------------------------------------------
     (Address of principal executive offices)
(Zip code)

     PC&J Service Corp., 120 West Third Street, Suite 300, Dayton, Ohio
     ------------------------------------------------------------------
45402-1819
     -----
     (Name and address of agent for service)

Registrant's telephone number, including area code:     937-223-0600
                                                        ------------

Date of fiscal year end:     December 31
                             -----------

Date of reporting period:       March 31, 2007
                         ---------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ( 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information
under the clearance requirements of 44 U.S.C.   3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS
March 31, 2007
(UNAUDITED)



                                                  Principal   Market       Percent of
Security                                          Amount      Value        Net Assets


U.S. AGENCY STEP-UP OBLIGATIONS (1):

Maturity of 1 - 5 years:
------------------------------------------------
Federal Natl Mtg Assn Step Up                     $  765,000  $   755,916
4.000% Due 02-26-10
Federal Home Ln Bks Step Up                          800,000      798,250
5.000% Due 10-28-11
                                                                1,554,166        12.2%
                                                              -----------

Maturity of 5 - 10 years:
------------------------------------------------
Federal Home Ln Bks Step Up                          700,000      695,187
5.000% Due 07-30-13
Federal Natl Mtg Assn Mtn Step Up                  1,000,000      994,687
5.000% Due 02-25-15
                                                                1,689,874        13.3%

Maturity of 10 - 20 years:
------------------------------------------------
Federal Home Ln Bks Step Up                        2,000,000    1,976,875
5.000% Due 06-04-18
Federal Home Ln Bks Step Up                          500,000      482,344
4.250% Due 07-16-18
Federal Home Ln Mtg Corp Mtn Step Up                 390,000      388,059
5.125% Due 08-15-18
Federal Home Ln Mtg Corp Step Up                     750,000      744,425
5.000% Due 09-21-18
                                                                3,591,703        28.3%

TOTOAL U.S. AGENCY STEP-UP
OBLIGATIONS (Cost $6,900,283)                                   6,835,743        53.8%


U.S. CORPORATE OBLIGATIONS:

Maturity of 10 - 20 years:
------------------------------------------------
Intl Bk Recon Dev Mtns Be                            850,000      820,250
7.000% Due 08-13-18
Morgan Stanley DW Disc Srmtns Range Note             250,000      247,500
8.000% Due 07-06-21
Toyota Mtr Crd Corp Range Note                       350,000      347,375
8.000% Due 09-21-21
General Elec Cap Corp Step Up                        200,000      191,136
4.875% Due 10-28-21
Toyota Mtr Crd Corp Curve Accrual                    125,000      123,125
8.000% Due 12-21-21
Toyota Mtr Crd Corp Curve Accrual                    175,000      172,375
8.000% Due 02-01-22
Household Fin Corp Int Nt Be                         300,000      300,386
7.750% Due 04-15-22

TOTAL U.S. CORPORATE OBLIGATIONS
(Cost $2,264,526)                                               2,202,147        17.3%


FOREIGN SOVEREIGN OBLIGATIONS:

Maturity of 5 - 10 years:
------------------------------------------------
Bayerische Lndbk Note                                350,000      339,500         2.7%
6.750% Due 10-29-13
(Cost $350,000)

TAXABLE MUNICIPAL OBLIGATIONS:

Maturity of less than 1 year:
------------------------------------------------
Chicago Heights IL                                   170,000      172,030
7.350% Due 12-01-07
Minneapolis MN Cmty Devel                            100,000      100,519
10.400% Due 12-01-07
                                                                  272,549         2.2%
                                                              -----------

Maturity of 1 - 5 years:
------------------------------------------------
Maricopa Cnty AZ Indl Dv Sr Living                   300,000      299,655
6.000% Due 07-01-08
Oklahoma City OK Arpt Trust                          280,000      280,000
6.950% Due 07-01-08
Dayton OH                                            140,000      140,000
6.250% Due 11-01-08
Dayton OH Economic Dev Rev                           140,000      143,212
6.380% Due 12-01-09
                                                                  862,867         6.8%

Maturity of 5 - 10 years:
------------------------------------------------
Denver CO City & Cnty Sd 1                           500,000      536,075
6.940% Due 12-15-12
Dayton OH                                            250,000      250,000
6.500% Due 11-01-13
                                                                  786,075         6.2%

Maturity of 10 - 20 years:
------------------------------------------------
Palmdale CA Redev                                    225,000      231,595         1.8%
7.900% Due 09-01-17

TOTAL TAXABLE MUNICIPAL
OBLIGATIONS (Cost $2,149,803)                                   2,153,086        17.0%

TOTAL U.S. AGENCY STEP-UP, U.S.
CORPORATE, FOREIGN SOVEREIGN AND
TAXABLE MUNICIPAL OBLIGATIONS
(Cost $11,664,612)                                             11,530,476        90.8%

LEASE ASSIGNMENTS:

PHS Indian Health Service Lease Assignment           175,420      170,166         1.3%
(Cost $175,420)

INVESTMENT COMPANIES:                             SHARES
Highland Floating Rate Cl A                           29,970      302,397
Oppenheimer Sr Floating Rate A                        31,546      300,631
First American Treasury Obligations                   24,000       24,000
Federated Prime Obligations                          250,000      250,000

TOTAL INVESTMENT COMPANIES                                        877,028         6.9%
(Cost $874,000)

TOTAL INVESTMENTS                                              12,577,670        99.0%
(Cost $12,714,032) (2)

OTHER ASSETS AND LIABILITIES                                      127,768         1.0%

Net Assets                                                    $12,705,438       100.0%


(1) Interest rates listed for step-up bonds are the rates as of March 31, 2007.

(2) Represents cost for federal income tax and book purposes and differs from market value by net unrealized appreciation. (See Note A)

NOTES TO FINANCIAL STATEMENTS
March 31, 2007
(UNAUDITED)

A.  INVESTMENT  TRANSACTIONS
Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the three months ended March 31, 2007, aggregated $1,072,842 and $326,000, respectively. Purchases and sales of long-term U.S. Government Securities for the three months ended March 31, 2007, aggregated $0 and $296,070, respectively.

At March 31, 2007, gross unrealized appreciation on investments was $8,775 and gross unrealized depreciation on investments was $145,137 for a net unrealized depreciation of $136,362 for financial reporting and federal income tax purposes.


ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of May 9, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     PC&J Preservation Fund
                 ----------------------

By:
May 10, 2007               /s/________________________________________________
Date                           Kathleen Carlson, Treasurer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
May 10, 2007               /s/________________________________________________
Date                          James M. Johnson, President

By:
May 10, 2007               /s/________________________________________________
Date                           Kathleen Carlson, Treasurer